Share-based payment obligation - (Details) $ in Thousands			3 Months Ended		8 Months Ended	9 Months Ended
	Jun. 09, 2022 Option	Feb. 07, 2022 Option	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 Option	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Share-based payment obligations
Share-based payment expense | $			$ 4,127	$ 4,286		$ 9,752	$ 8,968
Omnibus 2022 employee share-based payment plan
Share-based payment obligations
Share options Issued		1,147,500
Share options Forfeited					30,000
Restricted Stock Units (RSU), Omnibus 2022 employee share-based payment plan
Share-based payment obligations
Number of vesting occasions		3
Performance Stock Units (PSU), Omnibus 2022 employee share-based payment plan
Share-based payment obligations
Vesting period		3 years
Recurring Levered Free Cash Flow target assessment period		3 years
Cumulative total shareholder return target, performance period		3 years
Pre-existing Omnibus employee share-based payment plan
Share-based payment obligations
Share options Issued	1,700,446
Restricted Stock Units (RSU), Pre-existing Omnibus employee share-based payment plan
Share-based payment obligations
Number of vesting occasions	3
Performance Stock Units (PSU), Pre-existing Omnibus employee share-based payment plan
Share-based payment obligations
Vesting period	3 years
Recurring Levered Free Cash Flow target assessment period	3 years
Cumulative total shareholder return target, performance period	3 years